Annual Total Returns[BarChart] - Capital Growth Portfolio - Capital Growth Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.93%)	15.47%	38.48%	18.43%	2.62%	10.84%	28.83%	(1.18%)	26.50%	17.47%